Deferred income (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Income [Abstract]
Deferred maintenance and license	€ 34,287	€ 30,242	€ 27,667
Deferred (project) fees	3,537	4,555	4,647
Deferred government grants	435	85	358
Total	38,259	34,882	32,672
current	33,307	29,554	27,641
non-current	€ 4,952	€ 5,328	€ 5,031